INVESTMENT IN TREASURY METALS (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
INVESTMENT IN TREASURY METALS
Beginning Balance	$ 15,400	$ 63,812
Acquisition - Initial Recognition on August 7, 2020	0		$ 0
Equity (loss) income	(850)		(167)
Dilution event in Q2, 2021	0		(5,000)
Fair value adjustment of Investment in Treasury Metals Inc.	(8,958)		(24,304)
Distributed to shareholders	0		(18,941)
Ending Balance	$ 5,592		$ 15,400